Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Domestic and Foreign Components of Loss Before Income Taxes	The domestic and foreign components of loss before income taxes for the years ended June 30, 2024, 2023 and 2022 are as follows:
	For the Years Ended June 30,
	2024	2023	2022
Domestic	$—	$—	$—
Foreign	(1,348,357)	(73,828)	(63,867)

Loss before tax	$(1,348,357)	$(73,828)	$(63,867)

Schedule of Income Tax Provision (Benefit)	The income tax provision (benefit) for the years ended June 30, 2024, 2023 and 2022 consists of the following:
	For the Years Ended June 30,
	2024	2023	2022
Foreign	$—	$—	$—
Deferred	132,407	13,195	10,359
	132,407	13,195	10,359
Change in valuation allowance	(132,407)	(13,195)	(10,359)

Income Tax Benefit	$—	$—	$—

Schedule of Reconciliation between the U.S. Statutory Federal Income Tax Rate	The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective rate for the years ended June 30, 2024, 2023 and 2022 is as follows:
	For the Years Ended June 30,
	2024	2023	2022
U.S. federal statutory rate	21.0%	21.0%	21.0%
US-Foreign income tax rate difference	(8.0)%	(2.0)%	(2.0)%
Other permanent items	(3.2)%	(1.1)%	(2.8)%
Change in valuation allowance	(9.8)%	(17.9)%	(16.2)%
Effective Rate	—%	—%	—%

Schedule of Deferred Tax Assets	As of June 30, 2024, 2023 and 2022, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:
	As of June 30,
	2024	2023	2022
Deferred Tax Asset
Net operating loss carryovers	$123,875	$72,339	$56,353
Credit loss reserves	11,942	—	—
Share based compensation	69,023	—	—

Total Deferred Tax Asset	204,840	72,339	56,353
Less: valuation allowance	(204,840)	(72,339)	(56,353)

Deferred Tax Asset, Net of Valuation Allowance	$—	$—	$—